Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
16. Subsequent Events
Subsequent events have been evaluated through the date that these financial statements were issued.
Rockley Photonics Holdings Limited (“HoldCo”) was formed on March 11, 2021 for the purpose of effecting a merger or other similar business combination with one or more operating businesses. HoldCo had neither engaged in any operations nor generated significant revenue through June 30, 2021.

On March 19, 2021, the Company entered into a definitive agreement to combine with SC Health Corporation (“SC Health”), a publicly traded special purpose acquisition company. The transaction resulted in Rockley becoming a publicly traded company.
On July 22, 2021, Rockley Photonics Holdings Limited’s Form
S-4
Registration Statement received a
Notice of Effectiveness from the Securities
and Exchange Commission (“SEC”).
On August 9, 2021, among other things, we proposed to the High Court of the United Kingdom a transfer scheme of arrangement under Part 26 of the Companies Act pursuant to which our shareholders exchanged all of Rockley Photonics Limited shares for Rockley Photonics Holdings Limited Ordinary Shares, at a conversion price of $10.00 per share. The transfer is conditional upon the approval of the Business Combination Agreement, the Business Combination and the Plan of Merger by SC Health shareholders.
The Business Combination was consummated on August 11, 2021 and Rockley Photonics Holdings Limited became a publicly traded company listed on the NYSE under the symbol “RKLY”. Subsequent to the consummation of the Business Combination, the Rockley Photonics Limited and its subsidiary entities became a wholly owned subsidiary of Rockley Photonics Holdings Limited.
Immediately following the completion of the Business Combination and the related organizational transactions on August 11, 2021, the following took place:
Rockley Photonics Holdings Limited received $126.9 million in proceeds, net of underwriting discounts and commissions.
The shareholders of SC Health and Rockley Photonics Limited hold 12,339,650 and 103,916,607 shares, or approximately 9.8% and 82.3% ownership interest in Rockley Photonics Holdings Limited, respectively.
The Company’s issued and outstanding convertible loan notes (other than certain convertible notes issued in connection with the 2020 Term Facility Loan, of which 30% were converted to Ordinary Shares of HoldCo and 70% were converted to convertible notes of HoldCo that mature on August 31, 2022), inclusive of interest accrued thereon, converted into Ordinary Shares of HoldCo at a conversion price of $10.00 per share.
The Company’s issued and outstanding warrants were converted to Ordinary Shares of HoldCo.
In connection with the transaction, we incurred legal, accounting, and other professional fees in connection with the completion of the Business Combination. Through August 12, 2021, we have paid approximately $29.3 million of these expenses. As of August 12, 2021, approximately $14.8 million of these expenses remained unpaid.

17.	Subsequent Events
Subsequent events have been evaluated through April 2, 2021, which is the date that the financial statements were issued.
During the year ended December 31, 2020, 250,000 restricted stock units (“RSUs”) were offered to our three executives. Each RSU has a performance-based grant criteria that the Company completes a SPAC transaction. As of December 31, 2020, it was determined that none of these awards meet the performance condition and no expense was recognized in relation to these awards.
In 2021, the Company issued convertible notes bearing interest at a rate of 5.0% per annum. The terms of the notes are similar to the 2020 Convertible Notes. We received $25.0 million on January 5, 2021, $10.0 million on January 13, 2021, and $30.0 million on January 18, 2021. We also received $11.4 million in connection with the 2020 Term Facility Loan on February 19, 2021.
On March 19, 2021, the Company entered into a definitive agreement to combine with SC Health Corporation, a publicly traded special purpose acquisition company. The transaction will result in Rockley becoming a publicly traded company on the NYSE under the symbol “RKLY” and values the Company at a pro forma enterprise value of $1.2 billion.

Rockley Photonics Holdings Limited
Subsequent Events
3.	Subsequent Events
Subsequent events have been evaluated through the date that these financial statements were issued.
In relation to the Business Combination, on July 22, 2021, HoldCo’s Form
S-4
Registration Statement received a Notice of Effectiveness from the SEC. On August 9, 2021, among other things, we proposed to the High Court of the United Kingdom a transfer scheme of arrangement under Part 26 of the Companies Act pursuant to which our shareholders exchanged all of Rockley Photonics Limited shares for Rockley Photonics Holdings Limited Ordinary Shares, at a conversion price of $10.00 per share. The transfer was conditional upon the approval of the Business Combination Agreement, the Business Combination and the Plan of Merger by SC Health shareholders. All items were approved on August 6, 2021.
The Business Combination was consummated on August 11, 2021 and HoldCo became a publicly traded company listed on the New York Stock Exchange (“NYSE”) under the symbol “RKLY.” Subsequent to the consummation of the Business Combination, Rockley and its subsidiary entities became a wholly owned subsidiary of HoldCo.